Consolidated Statement of Cash Flows (Unaudited) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities
Net income		$ 617	$ 691
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment (gains) losses	[1]	(5)	9
Depreciation and amortization		211	213
Deferred federal income tax expense		151	105
Amortization of deferred acquisition costs		1,003	971
Equity in income from other investments		(109)	(17)
Premiums receivable		(286)	(393)
Reinsurance recoverables		94	126
Deferred acquisition costs		(1,065)	(1,014)
Claims and claim adjustment expense reserves		334	226
Unearned premium reserves		475	328
Other operating activities		(645)	(395)
Net cash provided by operating activities		775	850
Cash flows from investing activities
Proceeds from maturities of fixed maturities		2,218	1,748
Proceeds from sales of investments:
Fixed maturities		188	421
Equity securities		21	14
Real estate investments		11	69
Other investments		195	186
Purchases of investments:
Fixed maturities		(3,056)	(2,700)
Equity securities		(22)	(12)
Real estate investments		(16)	(7)
Other investments		(124)	(162)
Net sales of short-term securities		49	85
Securities transactions in course of settlement		157	291
Other investing activities		(63)	(79)
Net cash used in investing activities		(442)	(146)
Cash flows from financing activities
Treasury stock acquired - share repurchase authorization		(225)	(550)
Treasury stock acquired - net employee share-based compensation		(61)	(59)
Dividends paid to shareholders		(190)	(180)
Issuance of common stock - employee share options		83	64
Net cash used in financing activities		(393)	(725)
Effect of exchange rate changes on cash		2	2
Net decrease in cash		(58)	(19)
Cash at beginning of year		307	380
Cash at end of period		249	361
Supplemental disclosure of cash flow information
Income taxes paid		2	63
Interest paid		$ 43	$ 42

[1]	Total other-than-temporary impairment (OTTI) losses were $(1) million and $(28) million for the three months ended March 31, 2017 and 2016, respectively. Of total OTTI, credit losses of $(2) million and $(18) million for the three months ended March 31, 2017 and 2016, respectively, were recognized in net realized investment gains (losses). In addition, unrealized gains (losses) from other changes in total OTTI of $1 million and $(10) million for the three months ended March 31, 2017 and 2016, respectively, were recognized in other comprehensive income as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income.